                      SUPPLEMENT DATED FEBRUARY 22, 2000 TO

                       PROSPECTUS DATED APRIL 30, 1999 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT PERTAINS TO CONTRACTS ISSUED IN THE STATE OF NEW YORK ONLY. FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK, THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

If the Extra Value Option is elected at the time of application, Nationwide will add to the Contract a credit of 3% of any purchase payment(s) made to the Contract during the first twelve (12) months beginning from the Contract issue date. For providing this credit, Nationwide will deduct a charge at an annualized rate of 0.45% of the daily net assets of the variable account. This charge will be assessed against fixed account allocations resulting in a crediting rate of 0.45% less than the crediting rate which applies to the fixed account if the Extra Value Option is not elected. Nationwide will discontinue deducting this charge seven years from the date the contract is issued. Applicants should be aware of the following prior to electing the Extra Value
Option:

1. Electing the Extra Credit Option will be beneficial for Contract owners only if the investment performance of the underlying mutual funds is great enough to compensate for the reduction in Contract value due to the 0.45% charge (see "Extra Value Option");

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) Contract years, Contract owners who anticipate making additional purchase payments after the first Contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.   Once the Extra Value Option is elected, it may not be revoked;

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the Contract during the contractual Free-look period.


THIS SUPPLEMENT DESCRIBES INFORMATION ABOUT THE EXTRA VALUE OPTION. PROSPECTIVE CONTRACT OWNERS SHOULD READ ALL THE INFORMATION CONTAINED HEREIN SO THEY MAY DETERMINE IF SUCH AN OPTION IS RIGHT FOR THEM.

THE FOLLOWING INFORMATION PROVIDES MORE DETAILED INFORMATION ABOUT THE EXTRA CREDIT OPTION. APPLICANTS CONSIDERING THE EXTRA VALUE OPTION SHOULD READ THE INFORMATION PROVIDED CAREFULLY.

1. THE FIRST SENTENCE OF THE FIFTH PARAGRAPH ON PAGE 1 OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

     The Statement of Additional Information (dated April 30, 1999, as amended December 30, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.

2. THE "ADDITIONAL CONTRACT OPTIONS" ON PAGES 7 AND 8 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     EXTRA VALUE OPTION

     Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force for an additional charge an annualized rate of 0.45% of the daily net assets of the variable account. This charge will also be assessed against fixed account allocations resulting in a crediting rate of 0.45% less than the crediting rate which applies to the fixed account if the Extra Value Option is not elected. Nationwide will discontinue deducting this charge seven years from the date the contract is issued (see "Extra Value Option").

         Extra Value Option................................................0.45%
            Total Variable Account Charges (including Extra Value Option)..1.40%

     The Total Variable Account Charges listed above include the Extra Value Option, but do not include charges assessed for the election of additional Contract options.

3. THE "EXAMPLE" ON PAGE 10 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS: THE CHART SHOWS THE AMOUNT OF EXPENSES (IN DOLLARS) THAT WOULD BE INCURRED UNDER THIS CONTRACT ASSUMING A $1,000 INVESTMENT, 5% ANNUAL RETURN, AND NO CHANGE IN UNDERLYING MUTUAL FUND EXPENSES. THESE DOLLAR FIGURES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN BELOW.

     The chart reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.50%, which is the maximum charge for the maximum number of rider options.

     For those contracts that do not elect the maximum number of rider options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.



--------------------------------------------------------------------------------------------------------------------------
The summary of contract         If you surrender your contract  If you do not surrender your  If you annuitize your contract
expenses and example are to      at the end of the applicable     contract at the end of the   at the end of the applicable
help contract owners                   time period                  applicable time period             time period
understand the expenses
associated with the contract.
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio:     96     156    208     359      33    102    172     359      *     102    172     359
Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service    97     158    212     367      34    104    176     367      *     104    176     367
Class
--------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio:       98     160    216     373      35    106    180     373      *     106    180     373
Service Class
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio       92     144    189     323      29    90     153     323      *     90     153     323
--------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio:          99     165    223     387      36    111    187     387      *     111    187     383
Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager             97     159    213     369      34    105    177     369      *     105    177     369
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth     98     162    219     379      35    108    183     379      *     108    183     379
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund Portfolio:     97     158    212     367      34    104    176     367      *     104    176     367
Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond     95     152    203     349      32    98     167     349      *     98     167     349
Portfolio
--------------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio       92     143    188     321      29    89     152     321      *     89     152     321
--------------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio:      96     156    209     361      33    102    173     361      *     102    173     361
Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income          97     156    210     362      34    102    174     362      *     102    174     362
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities     98     159    214     370      35    105    178     370      *     105    178     370
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
VIP III Mid Cap Portfolio:      101     169    230     399      38    115    194     399      *     115    194     399
Service Class
--------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

4. THE "MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS" PROVISION ON PAGE 11 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

5. THE "CHARGES AND EXPENSES" PROVISION ON PAGES 11 AND 12 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     An Extra Value Option is available under the contract. The Extra Value Option is only available at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Allocations to the fixed account will also be assessed, resulting in a crediting rate of 0.45% less than the crediting rate which applies to the fixed account if the Extra Value Option is not elected Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option"). THE EXTRA VALUE OPTION IS NOT AVAILABLE IF THE 5 YEAR CDSC OPTION IS ELECTED.

6. THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" PROVISION ON PAGES 17 THROUGH 19 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     EXTRA VALUE OPTION

     For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

     In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

     The option of electing the Extra Value Option allows prospective Contract owners to choose between two different variable account charge structures for the first seven years of the Contract. If the credit is elected and no additional Contract options are elected, the total variable account charges under the Contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the Contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other Contract options are elected) of the daily net assets of the variable account for the first seven years of the Contract and thereafter.

     Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract owner believes it is more advantageous to have: (a) a 1.40% variable account charge for the first seven years of the Contract, plus the Extra Value Option credit, or (b) a 0.95% variable account charge for the first seven years of the Contract, without the Extra Value Option credit.


     The following table demonstrates hypothetical rates of return for Contracts with the Extra Value Option and no other optional benefits (total variable account asset charges of 1.40%) and Contracts with no additional Contract options whatsoever (total variable account asset charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;
(b) the deduction of variable account charges of an annualized rate of 0.95% (base Contract) and 1.40% (Contract with only the Extra Value Option) of the daily net asset value; and
(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                            7.75% RATE OF RETURN

----------------------------------------------------------------------------
Contract Year        Base Contract        Contract With Extra Value Option
              (0.95% total asset charges)    (1.40% total asset charges)
----------------------------------------------------------------------------
      1                $106,800                       $109,541
----------------------------------------------------------------------------
      2                $114,062                       $116,496
----------------------------------------------------------------------------
      3                $121,819                       $123,894
----------------------------------------------------------------------------
      4                $130,102                       $131,761
----------------------------------------------------------------------------
      5                $138,949                       $140,128
----------------------------------------------------------------------------
      6                $148,398                       $149,026
----------------------------------------------------------------------------
      7                $158,489                       $158,489
----------------------------------------------------------------------------
      8                $169,266                       $169,266
----------------------------------------------------------------------------
      9                $180,776                       $180,776
----------------------------------------------------------------------------
     10                $193,069                       $193,069
----------------------------------------------------------------------------


Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.

Amounts credited to the Contract in connection with the Extra Value Option may be recaptured if:

(a) the Contract owner elects to surrender the Contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are subject to a CDSC are taken before the end of the seventh Contract year.

If the Contract is surrendered pursuant to the contractual free-look, Nationwide may recapture the full credited amount if the Contract value, at the time of the request to surrender, is equal to or greater than the purchase payments made to the Contract. In such a situation, the Contract owner is entitled to keep any earnings. If, however, the Contract value is less than the purchase payments made to the Contract, Nationwide will bear the loss.

After the free look period and before the seventh contract anniversary, amounts credited under the Extra Value Option may be re-captured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

                                              (Extra Value Amount)
Contract Years                     Percentage of First Year Purchase Payments
--------------                     ------------------------------------------
     1 and 2                                        3%
   3,4 and 5                                        2%
     6 and 7                                        1%
After year 7                                        0%

     The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

     NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

     After the end of the first seven Contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% rider option charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the Contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect Contract owners' Contract values.

7. THE "MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS" PROVISION ON PAGE 20 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

8. THE "RIGHT TO REVOKE" PROVISION ON PAGE 24 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Contract owners, who have elected the Extra Value Option and subsequently terminate the contract under the free look provision, will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of Contract value, the Contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

9. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGES 24 AND 25 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     During the first seven Contract years only, if an amount withdrawn is subject to a CDSC, then a portion of the amount credited may be recaptured. No recapture will take place after the seventh Contract year. The amount credited will not, however, be subject to recapture if a free withdrawal (not subject to the CDSC) is being made (see "Extra Value Option").

10. THE "PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)" PROVISION ON PAGE 24 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

11. THE THIRD PARAGRAPH OF THE "HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS" PROVISION LOCATED IN THE SECTION ENTITLED "ADVERTISING AND THE SUB-ACCOUNT PERFORMANCE SUMMARY" IS AMENDED AS FOLLOWS:

     Non-standardized average annual total return is calculated similarly to standardized average annual total return except non-standardized average annual total return assumes an initial investment of $25,000, with contract variable account charges of 1.40%. (A CDSC is reflected.) An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

     ACCORDINGLY, THE "TOTAL SUB-ACCOUNT PERFORMANCE SUMMARY NON-STANDARDIZED AVERAGE ANNUAL RETURN" IS AMENDED AS FOLLOWS:

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT WITH ONLY THE EXTRA VALUE OPTION FOR TOTAL VARIABLE ACCOUNT EXPENSES EQUAL TO AN ANNUALIZED RATE OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. FOR CONTRACT OWNERS WHICH HAVE CHOSEN RIDER OPTIONS HAVING TOTAL VARIABLE ACCOUNT EXPENSES MORE THAN 1.40%, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED. FOR CONTRACT OWNERS WHO HAVE CHOSEN RIDER OPTIONS HAVING TOTAL VARIABLE ACCOUNT EXPENSES OF LESS THAN 1.40%, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE INCREASED ACCORDINGLY.

-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      to 12/31/98
                                                           1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
-------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio: Service Class                 3.69%          16.81%          14.01%         10/09/86
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class                       31.17%          19.77%          17.73%         10/09/86
-------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio: Service Class                 -11.67%           6.83%           9.51%         09/19/85
-------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                                -2.31%           3.35%           4.19%         04/01/82
-------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio: Service Class                      4.77%           7.75%           8.54%         01/28/87
-------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio: Service Class              6.78%           9.81%           3.01%         09/06/89
-------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth Portfolio: Service Class      9.16%            N/A            7.48%         01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP II Contrafund Portfolio: Service Class                21.85%           N/A             9.91%         01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio                     1.03%           4.77%           6.85%         12/05/88
-------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio                                20.26%          21.77%           7.30%         08/27/92
-------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio: Service Class                  9.42%           N/A            13.43%         01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Portfolio: Service Class          21.19%           N/A            22.98%         12/31/96
-------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Portfolio: Service Class     16.49%           N/A            23.93%         01/03/95
-------------------------------------------------------------------------------------------------------------------

The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account on January 11, 1999. Therefore, no year-end sub-account performance is available.